Related Entity Activities	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Related Entity Activities [Abstract]
RELATED ENTITY ACTIVITIES
NOTE 13	RELATED ENTITY ACTIVITIES

ProDava 3D

DB Dava LLC, a Delaware limited liability company (“DB”), and the Company agreed to engage in a venture for the purpose of exploiting the Company’s technology and its agreement with a national pharmacy chain to place a number of its kiosks in stores. In June 2014, the Company and DB, caused ProDava LLC (“ProDava”) to be formed, and the parties entered into the ProDava LLC Agreement (the “LLC Agreement”) on June 30, 2014, which set out, among other things, the parties’ respective rights and obligations with respect to ProDava.

The two members of ProDava are the Company and DB. At the time of the formation of ProDava, the LLC Agreement originally provided that DB owned 80 percent of the membership interests of ProDava and the Company owned 20 percent of the membership interests of ProDava, assuming a $50,000,000 capital contribution by DB. Pursuant to the LLC Agreement, the Company made a capital contribution of $12,500,000, which represented the agreed upon value of a certain agreements which granted the Company rights to place kiosks in retail stores.

The Company’s motivation to enter into the LLC Agreement was to use DB’s financing to place kiosks into retail stores. Pursuant to LLC Agreement, DB agreed to make a capital contribution of up to US$50,000,000. It was understood and agreed between the parties that the Company’s role in ProDava was to provide, among other things, the kiosks, the content, resources and the know-how as to the placement and maintenance of the kiosks in retail stores.

To that end, ProDava entered into a Professional Services Agreement, dated June 30, 2014 (the “PSA”) with the Company, whereby ProDava engaged the Company to provide services for ProDava with respect to the sourcing, due diligence, acquisition, management, construction and marketing of the kiosks financed and purchased by ProDava. As full compensation for rendering and performing such services under the PSA, the Company was entitled to receive from ProDava, the unreimbursed expenses incurred by the Company. It was agreed and understood that DB’s role in ProDava was to provide the funding necessary for the unreimbursable expenses and the production, manufacture and maintenance of the kiosks placed in stores. As a result of the ownership percentage in ProDava, DB would receive 80% of the profits of the ProDava from advertising related revenue less expenses.

For the six months ended December 31, 2016 and 2015 total revenue includes $1,263,008 and $3,314,130, respectively, revenue from a related party. For the three months ended December 31, 2016 and 2015 total revenue includes $1,213,166 and $2,195,205, respectively, revenue from a related party. Also, total unearned revenue as of December 31, 2016 of $2,057,607 includes $1,256,607 advance for sales order received from a related party.

Transactions with Officers and Directors

On December 30, 2015, the Company entered into a Purchase Agreement with Curt Thornton, the Company's President and Chief Executive Officer for the sale of 1,000 shares of “Super Voting Preferred Stock – Series A” for $0.10 per share and the closing price of the Company's Common Stock was $0.08 per share, as reported on the Over-the-Counter Markets (OTCQB) on the date prior to the date the Board approved the transaction. The Series A Preferred Shares does not have a dividend rate or liquidation preference and are not convertible into shares of common stock. The shares of the Series A Preferred Stock shall be automatically redeemed by the Company at $0.10 per share on the first to occur of the following triggering events: (i) 90 days following the date on which this Certificate of Designation is filed with the Secretary of State of Nevada or (ii) on the date that Mr. Thornton ceases, for any reason, to serve as officer, director or consultant of the Company. For so long as any shares of the Series A Preferred Stock remain issued and outstanding, the holders thereof, voting separately as a class, shall have the right to vote in an amount equal to 51% of the total vote (representing a majority voting power) effecting an increase in the authorized common stock of the Company. Such vote shall be determined by the holder(s) of the then issued and outstanding shares of Series A Preferred Stock. For example, if there are 10,000 shares of the Company’s common stock issued and outstanding at the time of a shareholder vote, the holders of the Series A Preferred Stock, will have the right to vote an aggregate of 10,408 shares, out of a total number of 20,408 shares voting. The adoption of the Series A Preferred Stock and its issuance to Mr. Thornton was taken solely to allow the Company to increase the Company’s authorized shares of common stock. As a result, the Company determined that there was no recorded a preferred stock control premium for the Preferred Stock – Series A that was issued to Mr. Thornton. The rights and preferences of the shares are described in Note 12 Equity. During the period ended December 31, 2016, the Company repurchase the said 1,000 Preferred Stock at par value of $100. Preferred shares issued and outstanding at December 31, 2016 were Nil.

NOTE 13	RELATED ENTITY ACTIVITIES

ProDava 3D

On June 30, 2014 the Company entered into an agreement with DB Dava, LLC (“DB”) to help the Company launch the 3D network in Rite Aid. The agreement creates a newly-formed entity, ProDava 3D, LLC (“ProDava 3D”), to purchase Provision’s 3D Savings Center kiosks for placement into Rite Aid stores. ProDava 3D may purchase up to $50 million in 3D Savings Center kiosks. The agreement calls for an initial purchase of $2 million of 3D Savings Center kiosks. The Company will generate revenues and gross profit from the sale of machines to ProDava 3D. The Company will also earn advertising revenue from advertisements in Rite Aid earned by ProDava 3D.

ProDava 3D is purchasing 3D Savings Center kiosks, manufactured by Provision. These will be placed in high traffic aisles of nationally recognized retail stores, initially Rite Aid, with advertisements of consumer packaged products, other consumer goods manufacturers along with local/regional advertisers. Ad sales inventory will include marquee 3D hologram images, coupons, and other rewards and transactions of products sold in the stores (focused on new product introductions).

Provision’s contribution to ProDava 3D includes Provision’s know-how, management, and its agreement with the national retail pharmacy that will be the first target for the 3D Savings Center kiosk launch. Provision will be responsible for manufacturing, installation, service, maintenance, technical support, network management, advertising, marketing, and accounting of each 3D Savings Center kiosk for the joint venture. Provision will be compensated for rendering and performing all of these services. The advertising and other revenues generated from the 3D Savings Center kiosks will be divided among Provision and DB.

For the years ended June 30, 2016 and 2015 total revenue includes $4,929,346 and $365,068, respectively, revenue from a related party.

Also, total accounts receivables as of June 30, 2016 of $-0- includes $-0- receivables from a related party. Further, total unearned revenue as of June 30, 2016 of $3,419,616 includes $2,453,159 advance payments for sales orders received from a related party.

Transactions with Officers and Directors

On December 30, 2015, the Company entered into a Purchase Agreement with Curt Thornton, the Company's President and Chief Executive Officer for the sale of 1,000 shares of “Super Voting Preferred Stock – Series A” for $0.10 per share and the closing price of the Company's Common Stock was $0.08 per share, as reported on the Over-the-Counter Markets (OTCQB) on the date prior to the date the Board approved the transaction. The Series A Preferred Shares does not have a dividend rate or liquidation preference and are not convertible into shares of common stock. The shares of the Series A Preferred Stock shall be automatically redeemed by the Company at $0.10 per share on the first to occur of the following triggering events: (i) 90 days following the date on which this Certificate of Designation is filed with the Secretary of State of Nevada or (ii) on the date that Mr. Thornton ceases, for any reason, to serve as officer, director or consultant of the Company. For so long as any shares of the Series A Preferred Stock remain issued and outstanding, the holders thereof, voting separately as a class, shall have the right to vote in an amount equal to 51% of the total vote (representing a majority voting power) effecting an increase in the authorized common stock of the Company. Such vote shall be determined by the holder(s) of the then issued and outstanding shares of Series A Preferred Stock. For example, if there are 10,000 shares of the Company’s common stock issued and outstanding at the time of a shareholder vote, the holders of the Series A Preferred Stock, will have the right to vote an aggregate of 10,408 shares, out of a total number of 20,408 shares voting. The adoption of the Series A Preferred Stock and its issuance to Mr. Thornton was taken solely to allow the Company to increase the Company’s authorized shares of common stock. As a result, the Company determined that there was no recorded a preferred stock control premium for the Preferred Stock – Series A that was issued to Mr. Thornton. The rights and preferences of the shares are described in Note 12 Equity.